CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 35,244,220	$ 54,814,125
Trade and other receivables	3,282,481	823,268
Prepayments	1,533,721	3,238,894
Inventories	3,907,597	0
Total Current Assets	43,968,019	58,876,287
Non-Current Assets
Property, plant and equipment	41,185,930	25,197,638
Intangible assets	12,268,824	13,550,993
Exploration and evaluation assets	7,768,418	6,512,326
Prepayments	559,834	897,735
Total Non-Current Assets	61,783,006	46,158,692
TOTAL ASSETS	105,751,025	105,034,979
Current Liabilities
Trade and other payables	10,449,787	7,489,397
Deferred income	1,771,531	0
Loans and borrowings	628,933	472,018
Provisions	738,039	467,001
Total Current Liabilities	13,588,290	8,428,416
Non-Current Liabilities
Other long-term liabilities	333,000	700,000
Loans and borrowings	3,530,046	3,462,564
Total Non-Current Liabilities	3,863,046	4,162,564
TOTAL LIABILITIES	17,451,336	12,590,980
NET ASSETS	88,299,689	92,443,999
EQUITY
Contributed equity	250,976,753	197,985,920
Reserves	13,321,423	3,688,804
Accumulated losses	(175,998,487)	(109,230,725)
TOTAL EQUITY	$ 88,299,689	$ 92,443,999